SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2011 Y
Equipment
PROPERTY AND EQUIPMENT
Minimum useful life (in years)	3
Maximum useful life (in years)	10
Buildings and improvements
PROPERTY AND EQUIPMENT
Maximum useful life (in years)	30